FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Liquidity Risk (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-derivative financial liabilities
Trade and other payables	$ (12,921)	$ (13,605)
Liquidity risk
Non-derivative financial liabilities
Bonds	(7,871)	(6,812)
Bonds, contractual cash flow	(11,510)	(9,393)
Loans over 100	(1,250)	(1,345)
Loans over 100, contractual cash flow	(1,829)	(1,942)
Trade and other payables	(12,921)	(13,605)
Trade and other payables, contractual cash flow	(12,921)	(13,605)
Other loans and leases	(2,442)	(2,525)
Other loans and lease, contractual cash flow	(2,842)	(2,931)
Total	(24,484)	(24,287)
Total, contractual cash flow	(29,102)	(27,871)
Derivative financial liabilities
Derivative liabilities, fair value	(670)	(436)
Derivative financial liabilities, contractual cash flow	(670)	(436)
Liquidity risk | Foreign exchange contracts
Derivative financial liabilities
Derivative liabilities, fair value	(518)	(142)
Derivative financial liabilities, contractual cash flow	(518)	(142)
Liquidity risk | Commodity contracts
Derivative financial liabilities
Derivative liabilities, fair value	(152)	(294)
Derivative financial liabilities, contractual cash flow	(152)	(294)
Liquidity risk | 1 year or less
Non-derivative financial liabilities
Bonds, contractual cash flow	(1,374)	(1,223)
Loans over 100, contractual cash flow	(584)	(237)
Trade and other payables, contractual cash flow	(12,921)	(13,605)
Other loans and lease, contractual cash flow	(1,326)	(1,333)
Total, contractual cash flow	(16,205)	(16,398)
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow	(323)	(360)
Liquidity risk | 1 year or less | Foreign exchange contracts
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow	(240)	(139)
Liquidity risk | 1 year or less | Commodity contracts
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow	(83)	(221)
Liquidity risk | Later than one year and not later than two years
Non-derivative financial liabilities
Bonds, contractual cash flow	(1,406)	(1,329)
Loans over 100, contractual cash flow	(70)	(457)
Trade and other payables, contractual cash flow	0	0
Other loans and lease, contractual cash flow	(293)	(339)
Total, contractual cash flow	(1,769)	(2,125)
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow	(154)	(20)
Liquidity risk | Later than one year and not later than two years | Foreign exchange contracts
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow	(120)	(1)
Liquidity risk | Later than one year and not later than two years | Commodity contracts
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow	(34)	(19)
Liquidity risk | Later than two years and not later than five years
Non-derivative financial liabilities
Bonds, contractual cash flow	(3,068)	(2,963)
Loans over 100, contractual cash flow	(441)	(462)
Trade and other payables, contractual cash flow	0	0
Other loans and lease, contractual cash flow	(719)	(665)
Total, contractual cash flow	(4,228)	(4,090)
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow	(171)	(2)
Liquidity risk | Later than two years and not later than five years | Foreign exchange contracts
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow	(136)	(2)
Liquidity risk | Later than two years and not later than five years | Commodity contracts
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow	(35)	0
Liquidity risk | Greater than 5 years
Non-derivative financial liabilities
Bonds, contractual cash flow	(5,662)	(3,878)
Loans over 100, contractual cash flow	(734)	(786)
Trade and other payables, contractual cash flow	0	0
Other loans and lease, contractual cash flow	(504)	(594)
Total, contractual cash flow	(6,900)	(5,258)
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow	(22)	(54)
Liquidity risk | Greater than 5 years | Foreign exchange contracts
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow	(22)	0
Liquidity risk | Greater than 5 years | Commodity contracts
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow	$ 0	$ (54)